NOTE 10 - BUSINESS SEGMENT INFORMATION: Schedule of Segment Reporting Information, by Segment (Tables)	Mar. 31, 2023
March 31, 2023
Schedule of Segment Reporting Information, by Segment

	CONSOLIDATED	HEALTH SUPPLEMENTS		CORPORATE
		BergaMet	UBN
Revenue	614,943	614,943	-	-
Cost of Revenue	337,102	337,102	-	-
Long-lived Assets	732,030	229,304	502,727	-
Gain (Loss) Before Income Tax	(579,157)	(203,549)	(813)	(374,794)
Identifiable Assets	1,654,206	1,654,206	-	-
Depreciation and Amortization	549	549	-	-

March 31, 2022
Schedule of Segment Reporting Information, by Segment

	CONSOLIDATED	HEALTH SUPPLEMENTS		CORPORATE
		BergaMet	UBN
Revenue	551,654	551,654	-	-
Cost of Revenue	226,949	226,949	-	-
Long-lived Assets	732,030	229,304	502,727	-
Gain (Loss) Before Income Tax	3,011	(19,171)	(663)	22,846
Identifiable Assets	2,008,524	2,008,524	-	-
Depreciation and Amortization	768	768	-	-

December 31, 2022
Schedule of Segment Reporting Information, by Segment

	CONSOLIDATED	HEALTH SUPPLEMENTS		CORPORATE
		BergaMet	UBN
Revenue	2,251,469	2,251,472	(3)	-
Cost of Revenue	783,141	783,141	-	-
Long-lived Assets	732,030	193,260	538,771	-
Gain (Loss) Before Income Tax	(983,121)	(164,625)	(358)	(818,138)
Identifiable Assets	1,819,128	1,819,128	-	-
Depreciation and Amortization	878	878	-	-

December 31, 2021
Schedule of Segment Reporting Information, by Segment

	CONSOLIDATED	HEALTH SUPPLEMENTS		CORPORATE
		BergaMet	UBN
Revenue	1,676,598	1,676,598	-	-
Less Selling Fees	(210,816)	(210,816)
Cost of Revenue	770,704	770,704	-	-
Long-lived Assets	715,140	212,413	502,727	-
Gain (Loss) Before Income Tax	(1,975,971)	(701,833)	(136,308)	(1,137,830)
Identifiable Assets	2,092,341	2,092,341	-	-
Depreciation and Amortization	5,100	5,100	-	-